Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS ― 21.1%
	CRUISE LINES ― 1.2%
	Carnival Corp. (1)
6,050,000	11.500%, 4/1/2023	$6,579,375

	ENERGY ― 4.7%
	BP Capital Markets PLC
15,856,000	4.875% (effective 6/22/2030, 5 Year TNCMR + 4.398%) (2), 3/22/2030 (3)	16,410,960
	Occidental Petroleum Corp.
6,349,000	4.566%, 10/10/2036 (4)	2,698,325
	Valero Energy Corp.
6,381,000	2.700%, 4/15/2023	6,624,909
		25,734,194
	ENTERTAINMENT ― 0.2%
	International Game Technology PLC (1)
1,003,000	6.250%, 2/15/2022	1,014,635

	FINANCE AND INSURANCE ― 4.3%
	Ares Capital Corp.
2,772,000	3.250%, 7/15/2025	2,693,349
	Capital One Financial Corp.
4,670,000	2.600%, 5/11/2023	4,891,666
	General Motors Financial Co, Inc.
4,037,000	5.200%, 3/20/2023	4,317,149
	Lincoln National Corp.
3,216,000	2.743% (3 month U.S. LIBOR + 2.358%) (5), 5/17/2066	2,144,252
1,013,000	2.312% (3 month U.S. LIBOR + 2.040%) (5), 4/20/2067	667,815
	Oaktree Specialty Lending Corp.
2,282,000	3.500%, 2/25/2025	2,231,826
	Reinsurance Group of America, Inc.
8,108,000	2.978% (3 month U.S. LIBOR + 2.665%) (5), 12/15/2065	6,378,928
		23,324,985
	LODGING ― 1.3%
	Marriott Ownership Resorts, Inc. (1)
6,880,000	6.125%, 9/15/2025	7,064,900

	MANUFACTURING ― 6.2%
	Boeing Co. (The)
15,821,000	4.508%, 5/1/2023	16,724,577
	General Motors Co.
15,263,000	1.210% (3 month U.S. LIBOR + 0.900%) (5), 9/10/2021	15,096,890
	United States Steel Corp. (1)
2,354,000	12.000%, 6/1/2025	2,417,264
		34,238,731

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	PIPELINES ― 0.1%
	Energy Transfer Operating LP
943,000	3.269% (3 month U.S. LIBOR + 3.018%) (5), 11/1/2066	$521,715

	RETAIL TRADE ― 2.9%
	Macy's, Inc. (1)
15,801,000	8.375%, 6/15/2025	15,759,364

	UTILITIES ― 0.2%
	PPL Capital Funding, Inc.
1,498,000	2.973% (3 month U.S. LIBOR + 2.665%) (5), 3/30/2067	1,127,201

	TOTAL CORPORATE BONDS
	(Cost $112,287,568)	115,365,100

	U.S. GOVERNMENT NOTES ― 19.2%
	United States Treasury Notes
44,770,000	2.625%, 7/31/2020	44,860,878
59,254,000	2.625%, 11/15/2020	59,788,675
		104,649,553
	TOTAL U.S. GOVERNMENT NOTES
	(Cost $104,286,346)	104,649,553
Number of
Shares		Value
	CLOSED-END FUNDS ― 13.0%
1,082,591	BlackRock Corporate High Yield Fund, Inc.	11,009,950
169,325	BlackRock Credit Allocation Income Trust	2,235,090
164,854	BlackRock Debt Strategies Fund, Inc.	1,538,088
116,338	BlackRock Limited Duration Income Trust	1,620,588
17,402	BlackRock Multi-Sector Income Trust	250,763
81,639	BlackRock Municipal Income Trust	1,083,350
384,031	BlackRock MuniVest Fund, Inc.	3,225,860
29,668	BlackRock MuniYield Quality Fund III, Inc.	386,277
52,595	Eaton Vance Limited Duration Income Fund	592,746
63,716	Eaton Vance Municipal Bond Fund	810,468
144,068	First Trust High Income Long/Short Fund	1,911,782
274,687	Invesco Municipal Opportunity Trust	3,257,788
163,378	Invesco Municipal Trust	1,921,325
1,764,623	Invesco Senior Income Trust	6,105,596
58,872	Invesco Trust for Investment Grade Municipals	708,819
293,536	Nuveen AMT-Free Quality Municipal Income Fund	4,080,151
1,339,135	Nuveen Credit Strategies Income Fund	7,820,548
27,482	Nuveen Preferred Income Opportunities Fund	226,177

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Number of
Shares		Value
	CLOSED-END FUNDS (Continued)
9,933	Nuveen Preferred Securities Income Fund	$83,933
308,537	Nuveen Quality Municipal Income Fund	4,325,689
607,808	Wells Fargo Income Opportunities Fund	4,266,812
307,663	Western Asset High Yield Defined Opportunity Fund, Inc.	4,298,052
1,976,498	Western Asset High Income Opportunity Fund, Inc.	9,131,421

	TOTAL CLOSED-END FUNDS
	(Cost $78,035,251)	70,891,273

	EXCHANGE TRADED FUNDS ― 3.2%
297,775	Invesco CEF Income Composite ETF	5,913,811
58,261	iShares Short Maturity Bond ETF	2,913,633
183,125	iShares US Preferred Stock ETF	6,343,450
363,189	Western Asset High Income Fund II, Inc.	2,251,772

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $18,368,839)	17,422,666

Number of
Shares/Units		Value
	PREFERRED STOCKS ― 41.0%
	BANKS ― 10.9%
	Bank of New York Mellon Corp. Depositary Shares
4,759	4.700% (effective 9/20/2025, 5 Year TNCMR + 4.358%) (2), 9/20/2025 (6)	4,961,258
	Citizens Financial Group, Inc. Depositary Shares
3,158	4.264% (3 month U.S. LIBOR +3.960%) (2), 10/6/2020 (6)	2,700,737
10,160	5.650% (effective 10/6/2025, 5 Year TNCMR + 5.313%) (2), 10/6/2025 (6)	10,322,255
	GMAC Capital Trust I
308,822	8.125% (3 month U.S. LIBOR + 5.785%) (5), 2/15/2040	6,923,789
	Huntington Bancshares Inc. Depositary Shares
13,580	5.625% (effective 10/15/2030, 10 Year TNCMR + 4.945%) (2), 7/15/2030 (6)	13,965,672
	Regions Financial Corp. Depositary Shares
10,774	5.750% (effective 9/15/2025, 5 Year TNCMR + 5.430%) (2), 6/15/2025 (6)	11,070,285
	Truist Financial Corp. Depositary Shares
9,162	5.100% (effective 9/1/2030, 10 Year TNCMR + 4.349%) (2), 3/1/2030 (6)	9,483,586
		59,427,582

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Number of
Shares/Units		Value
	PREFERRED STOCKS (Continued)
	DIVERSIFIED BANKING INSTITUTIONAL ― 4.2%
	American Express Co. Depositary Shares
3,469	3.820% (3 month U.S. LIBOR +3.428%) (2), 8/15/2020 (6)	$2,952,327
	Bank of America Corp.
147,722	6.000%, 4/25/2021 (6)	3,817,136
40,686	6.200%, 1/29/2021 (6)	1,041,562
70,083	6.000%, 5/16/2023 (6)	1,909,762
	Citigroup, Inc. Depositary Shares
5,483	5.950% (effective 8/15/2020, 3 month U.S. LIBOR + 4.095%) (2), 8/15/2020 (6)	5,232,345
4,209	4.700% (effective 1/30/2025, SOFR + 3.234%) (2), 1/30/2025 (6)	3,748,641
	Wells Fargo & Co. Depositary Shares
59,010	4.750%, 3/15/2025 (6)	1,371,392
49,431	5.700%, 3/15/2021 (6)	1,254,559
61,589	6.000%, 12/15/2020 (6)	1,568,672
		22,896,396
	FINANCE AND INSURANCE ― 6.0%
	AllianzGI Convertible & Income Fund
132,261	5.625%, 9/20/2023 (6)(7)	3,396,462
	Apollo Global Management, Inc.
110,269	6.375%, 3/15/2022 (6)	2,831,708
	Capital One Financial Corp. Depositary Shares
11,953	6.200%, 12/1/2020 (6)	301,216
	Charles Schwab Corp. (The) Depositary Shares
12,869	5.375% (effective 6/1/2025, 5 Year TNCMR + 4.971%) (2), 6/1/2025 (6)	13,780,383
	Hartford Financial Services Group, Inc. (The)
190,453	7.875% (effective 4/15/2022, 3 month U.S. LIBOR + 5.596%) (2), 4/15/2042	5,069,859
	JPMorgan Chase & Co.
12,256	6.150%, 9/1/2020 (6)	311,425
3,905	6.100%, 9/1/2020 (6)	99,226
	MetLife, Inc. Depositary Shares
6,193	3.888% (3 month U.S. LIBOR +3.575%) (2), 7/31/2020 (6)	5,600,794
	PartnerRe Ltd.
57,607	7.250%, 4/29/2021 (6)	1,491,445
		32,882,518
	INFORMATION ― 0.6%
	AT&T, Inc.
86,340	5.350%, 11/1/2066	2,238,796
47,340	5.625%, 8/1/2067	1,255,930
		3,494,726

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Number of
Shares/Units		Value
	PREFERRED STOCKS (Continued)
	INVESTMENT COMPANIES ― 4.6%
	Ares Management Corp.
351,732	7.000%, 6/30/2021 (6)	$8,912,889
	Oaktree Capital Group LLC
106,454	6.625%, 6/15/2023 (6)	2,692,222
425,407	6.550%, 9/15/2023 (6)	10,890,419
	Stifel Financial Corp.
93,613	5.200%, 10/15/2047	2,400,237
		24,895,767
	PIPELINES ― 4.1%
	Enbridge, Inc.
82,612	4.400% (effective 3/1/2024, 5 year TNCMR + 2.820%) (2), 3/1/2024 (6)(7)	1,354,837
20,762	4.000% (effective 6/1/2023, 5 year TNCMR + 3.140%) (2), 6/1/2023 (6)(7)	361,466
30,539	4.000% (effective 9/1/2022, 5 year TNCMR + 3.150%) (2), 9/1/2022 (6)	480,989
42,478	4.000% (effective 6/1/2022, 5 year TNCMR + 3.050%) (2), 6/1/2022 (6)	650,551
	Energy Transfer Operating LP
398,718	7.600% (effective 5/15/2024, 3 month U.S. LIBOR + 5.161%) (2), 5/15/2024 (6)	8,197,642
	Energy Transfer Operating LP Depositary Shares
4,024	7.125% (effective 5/15/2030, 5 Year TNCMR + 5.306%) (2), 5/15/2030 (6)	3,445,550
	MPLX LP Depositary Shares
8,555	6.875% (effective 2/15/2023, 3 month U.S. LIBOR + 4.652%) (2), 2/15/2023 (6)	7,697,166
		22,188,201
	REAL ESTATE INVESTMENT TRUST ― 3.2%
	AGNC Investment Corp.
480,659	6.125% (effective 4/15/2025, 3 month U.S. LIBOR + 4.697%) (2), 4/15/2025 (6)	9,872,736
	Annaly Capital Management, Inc.
369,417	6.750% (effective 9/30/2024, 3 month U.S. LIBOR + 4.989%) (2), 6/30/2024 (6)	7,809,475
		17,682,211
	UTILITIES ― 7.4%
	Brookfield Renewable Partners LP
239,077	5.250%, 3/31/2025 (6)	5,998,442
	Duke Energy Corp.
163,333	5.750%, 6/15/2024 (6)	4,396,924
	Entergy Arkansas LLC
87,032	4.750%, 6/1/2063	2,216,705
155,751	4.900%, 12/1/2052	3,893,775
	Entergy Louisiana LLC
98,082	4.875%, 9/1/2066	2,456,954
71,783	4.700%, 6/1/2063	1,801,036

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Number of
Shares/Units		Value
	PREFERRED STOCKS (Continued)
	UTILITIES (Continued)
	Entergy Mississippi LLC
36,034	4.900%, 10/1/2066	$897,967
	Entergy New Orleans LLC
530	5.000%, 12/1/2052	13,473
	National Rural Utilities Cooperative Finance Corp.
171,482	5.500%, 5/15/2064	4,497,973
	Sempra Energy Depositary Shares
14,378	4.875% (effective 10/15/2025, 5 year TNCMR + 4.550%) (2), 10/15/2025 (6)	14,503,808
		40,677,057
	TOTAL PREFERRED STOCKS
	(Cost $209,495,196)	224,144,458

	TOTAL INVESTMENTS ― 97.5%
	(Cost $522,473,200)	532,473,050
	Other Assets in Excess of Liabilities ― 2.5%	13,866,857
	TOTAL NET ASSETS ― 100.0%	$546,339,907

Floating Rate definitions:
LIBOR - London Inter-Bank Offered Rate
SOFR - U.S. Secured Overnight Financing Rate
TNCMR - Treasury Note Constant Maturity Rate

Percentages are stated as a percent of net assets.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and maybe sold in transactions exempt from registration only to qualified institutional buyers on a public offering registered under the Securities Act of 1933.  The security has been deemed liquid by the advisor. At June 30, 2020, the value of these securities totaled $32,835,538 or 6.0% of net assets.

(2) Fixed to floating rate. Effective date of change and formula disclosed. Rate disclosed is as of June 30, 2020.
(3) Perpetual maturity security. Maturity date is the next call date.
(4) Zero coupon bond. Rate shown is yield to maturity of the position as of June 30, 2020.
(5) Variable Rate security. Rates disclosed as of June 30, 2020.
(6) Callable at any dividend payment on or after date disclosed.
(7) These securities are illiquid at June 30, 2020, at which time the aggregate value of illiquid securities is $5,112,765 or 0.9% of net assets.

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of June 30, 2020:

Bramshill Income Performance Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$115,365,100	$-	$115,365,100
U.S. Government Notes	104,649,553	-	-	104,649,553
Closed-End Funds	70,891,273	-	-	70,891,273
Exchange Traded Funds	17,422,666	-	-	17,422,666
Preferred Stocks	113,548,112	110,596,346	-	224,144,458
Total Assets	$306,147,304	$225,961,446	$-	$532,473,050

Please refer to the Schedule of investments for further classification.